Condensed Parent Company Financial Information (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash	$ 27,274	$ 14,186
Premises and equipment, net of accumulated depreciation	19,336	13,395
Other assets	8,833	5,991
Total Assets	780,450	633,119
Liabilities:
Other borrowings	57,148	18,774
Other liabilities	4,210	4,301
Total liabilities	704,746	560,561
Shareholders' equity:
Common stock	3,761	3,761
Surplus	14,783	14,674
Retained earnings	64,994	62,717
Accumulated other comprehensive income (loss)	(124)	(866)
Treasury stock, at cost	(7,710)	(7,728)
Total shareholders' equity	75,704	72,558	$ 71,561	$ 67,772
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	780,450	633,119
Parent Company [Member]
Assets:
Cash	4,268	294
Investment in bank subsidiary	92,247	83,950
Other assets	2,167	1,222
Total Assets	98,682	85,466
Liabilities:
Junior subordinated deferrable interest debentures	12,840	12,806
Other borrowings	10,000
Other liabilities	138	102
Total liabilities	22,978	12,908
Shareholders' equity:
Total shareholders' equity	75,704	72,558
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 98,682	$ 85,466